Intangible assets, net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net	Intangible assets, net

Changes in the Group’s intangible assets, net in 2024 and 2023 were as follows:

	Goodwill	Software	Trademarks	Others	Total
At January 1, 2023
Cost	18,544	17,255	11,848	1,279	48,926
Accumulated amortization	—	(9,513)	(2,747)	(546)	(12,806)
Net book amount	18,544	7,742	9,101	733	36,120
Year ended December 31, 2023
Opening net book amount	18,544	7,742	9,101	733	36,120
Exchange differences	(4,235)	(1,631)	(2,354)	58	(8,162)
Additions	—	1,284	—	7	1,291
Amortization charge (i)	—	(1,353)	(316)	(61)	(1,730)
Closing net book amount	14,309	6,042	6,431	737	27,519
At December 31, 2023
Cost	14,309	16,908	9,494	1,344	42,055
Accumulated amortization	—	(10,866)	(3,063)	(607)	(14,536)
Net book amount	14,309	6,042	6,431	737	27,519
Year ended December 31, 2024
Opening net book amount	14,309	6,042	6,431	737	27,519
Exchange differences	5,933	1,935	3,332	(159)	11,041
Additions	—	1,190	—	—	1,190
Disposal	—	(205)	—	—	(205)
Amortization charge (i)	—	(1,800)	(507)	(7)	(2,314)
Closing net book amount	20,242	7,162	9,256	571	37,231
At December 31, 2024
Cost	20,242	19,828	12,826	1,185	54,081
Accumulated amortization	—	(12,666)	(3,570)	(614)	(16,850)
Net book amount	20,242	7,162	9,256	571	37,231

(i)Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2024 and 2023, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).